Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on a cost basis, except for available for sale financial assets and financial liabilities that have been measured at fair value through profit or loss. The Company has elected to present profit or loss items using the function of expense method.

Consolidated financial statements
Consolidated financial statements:

The consolidated financial statements comprise the financial statements of the Company and its subsidiary.

The financial statements of the Company are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the group. Significant intra-group balances, transactions and gains or losses resulting from intra-group are eliminated in full in the consolidated financial statements.

c.

Functional currency, presentation currency and foreign currency
Functional currency, presentation currency and foreign currency:

1.	Functional currency and presentation currency:

The presentation currency of the financial statements is the U.S. dollar.

The functional currency is the currency that best reflects the economic environment in which the Company and its subsidiary operates and conducts their transactions. Most of the Company’s costs are incurred in U.S. dollar. In addition, the Company’s financing activities are incurred in U.S. dollars. The Company’s management believes that the functional currency of the Company is the U.S. dollar.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period to the functional currency at the exchange rate at that date. Exchange rate differences are recognized in profit or loss. Non-monetary assets and liabilities measured at cost in foreign currency are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated to the functional currency using the exchange rate prevailing at the date when the fair value was determined.

d.	Cash and cash equivalents:

Cash and cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment or with a maturity of more than three months, but which are redeemable on demand without penalty and which form part of the Company’s cash management.

e.	Short-term deposits and restricted deposits:

Short-term deposits are bank deposits with an original maturity of more than three months from the date of investment and which do not meet the definition of cash equivalents. The deposits are presented according to their terms of deposit.

Restricted deposit is primarily invested in highly liquid deposits. Restricted deposit amounted to $152 as of December 31, 2020 and 2019 and is included in prepaid expenses and other current assets on the statements of financial position.

f.	Property, plant and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants,excluding day-to-day servicing expenses.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Machinery	10 - 15
Office, furniture and equipment	6 - 33
Leasehold improvements	(*)
Project in process- manufacturing plant	(**)

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

(**)	As of December 31, 2020, the manufacturing plant is under validation process and therefore is not yet ready for production. Depreciation of the manufacturing plant will commence upon completion of the validation process.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal.

g.	Research and development costs:

Research expenditures are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate: the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the Company’s ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company’s ability to measure reliably the expenditure attributable to the intangible asset during its development. Since the Company’s development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and therefore, development expenditures are recognized in profit or loss when incurred.

h.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of the carrying amount of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable.

If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years, and its recoverable amount.

During the years ended December 31, 2020, 2019 and 2018, the Company did not recognize any impairment of non-financial assets.

i.	Government investment grants:

Government grants are recognized when there is reasonable assurance that the grants will be received and the Company will comply with the related conditions.

Government grants received from the Israel Innovation Authority (“IIA”) (formerly, the Office of the Chief Scientist in Israel (“OCS”)) are recognized upon receipt as a liability if future economic benefits are expected from the project that will result in royalty-bearing sales. If no such economic benefits are expected, the royalty obligation is treated as a contingent liability in accordance with IAS 37.

At the end of each reporting period, the Company evaluates, based on its best estimate of future sales, whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid and accordingly, no royalties will be required to be paid. If there is such reasonable assurance, the appropriate amount of the liability is derecognized and recorded in profit or loss as a revaluation of research and development expenses.

If the estimate of future sales indicates that there is no such reasonable assurance, the appropriate amount of the liability that reflects expected future royalty payments is recognized with a corresponding adjustment to financial expenses or income. Changes in the amount of liability as a result of changes in the future royalty payments is recognized with a corresponding adjustment to research and development expense. As of December 31, 2020 and 2019, the Company has determined that future economic benefits are expected from its research and development projects and recorded a liability for its entire contingent obligation to the IIA.

Grants received from the IIA which are recognized as a liability are accounted for as forgivable loans, in accordance with IAS 20 (Revised), pursuant to the provisions of IFRS 9, “Financial Instruments”. Accordingly, when the liability for the loan is first recognized, it is measured at fair value using a discount rate that reflects a market rate of interest which in the Company’s case was determined to be 20%, 30% and 28% for 2020, 2019 and 2018, respectively. The difference between the amount of the grants received and the fair value of the liability is accounted for upon recognition of the liability as a government grant and recognized as a reduction of research and development expenses.

For the years ended December 31, 2020, 2019 and 2018, no royalties were paid with respect to grants received from the IIA. Payments will be treated as a reduction of the liability.

Grants of $1,108, $871 and $2,425 were approved during 2020, 2019 and 2018, respectively. Grant receivable is $103 and $7 as of December 31, 2020 and 2019, respectively, and is included in prepaid expenses and other current assets in the statements of financial position.

j.	Provisions:

A provision in accordance with IAS 37 is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

k.	Share-based payment transactions:

The Company’s employees and other service providers are entitled to remuneration in the form of equity-settled share-based payment transactions.

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model.

With respect to other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments. In cases where the fair value of the goods or services received as consideration of equity instruments cannot be measured, it is measured by reference to the fair value of the equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, during the period which the performance and/or service conditions are to be satisfied, ending on the date on which the relevant employees become fully entitled to the award (the “Vesting Period”).

No expense is recognized for awards that do not ultimately vest.

l.	Deferred taxes:

Deferred taxes are recordedusing the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax assets are recognized for all deductible temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and unused tax losses can be utilized.

Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it becomes probable that future taxable profits will enable the deferred tax asset to be recovered.

m.	Employee benefit liabilities:

The Company has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled entirely before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered.

2.	Post-employment benefits:

The plan is normally financed by contributions to insurance companies and classified as a defined benefit plan.

The Company operates a defined benefit plan in respect of severance pay pursuant to the Severance Pay Law, 1963 (the “Law”). According to the Law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employment is measured using the projected unit credit method. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds that are linked to the Consumer Price Index with a term that is consistent with the estimated term of the severance pay obligation.

In respect of its severance pay obligation to certain of its employees, the Company makes current deposits in pension funds and insurance companies (the “Plan Assets”). Plan Assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan Assets are not available to the Company’s creditors and cannot be returned directly to the Company.

Actuarial gains and losses are recognized in other comprehensive income or loss retrospectively in the period in which they occur.

n.	Financial instruments:

1.	Investment in marketable securities:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Company’s business model for managing financial assets; and

-	The contractual cash flow terms of the financial asset.

The Company measured all of its marketable securities at fair value through other comprehensive income or loss.

Debt instruments are measured at fair value through other comprehensive income when:

The Company’s business model is to hold the financial assets in order to both collect their contractual cash flows and to sell the financial assets, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, the instruments in this category are measured at fair value. Gains or losses from fair value adjustments, excluding interest and exchange rate differences, are recognized in other comprehensive income or loss. The Company evaluates the loss allowance for financial debt instruments at the end of each reporting period .

Marketable securities as of December 31, 2019, includes corporate and government debentures with no significant premium or discount. The investment in marketable securities, which are measured at fair value through other comprehensive income or loss is considered Level 2 measurement. The Company has realized its entire marketable securities investment portfolio during the year ended December 31, 2020.

2.	Financial liabilities:

Financial liabilities are recognized initially at fair value and, in the case of loans,borrowings and payables, net of directly attributed transaction costs. The Company’s financial liabilities include trade and other payables and warrants to shareholders.

Warrants to shareholders can be exercised to a variable number of shares and therefore, such warrants are recorded as a financial liability and are measured at each balance sheet date at fair value. Gains or losses are recognized in profit or loss.

a)	Derecognition:

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expired.

b)	Offsetting of financial instruments:

Financial assets and financial liabilities are offset and the net amount is reported in the statements of financial position if there is enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis and realize the assets and settle the liabilities simultaneously.

3.	Fair value:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy.

The carrying amounts of cash and cash equivalents, marketable securities, other receivables, short-term deposits, prepaid expenses and other current assets, trade payables,accrued expenses and other payables approximate their fair value due to the short-term maturity of such instruments. Regarding fair value of the liability to the IIA, refer to note 2i above.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	—	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	—	inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.

Level 3	—	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

U.S. dollars in thousands (except share and per share data)

o.	Leases:

The Company assesses at contract inception whether a contract is, or contains, a lease i.e.. if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

1.	Right-of-use assets:

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.

The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use asset is depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of- use assets are subject to impairment pursuant to the provision of International Accounting Standard 36 - Impairment of Assets.

2.

Cash and cash equivalents
Cash and cash equivalents:

Cash and cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment or with a maturity of more than three months, but which are redeemable on demand without penalty and which form part of the Company’s cash management.

e.	Short-term deposits and restricted deposits:

Short-term deposits are bank deposits with an original maturity of more than three months from the date of investment and which do not meet the definition of cash equivalents. The deposits are presented according to their terms of deposit.

Restricted deposit is primarily invested in highly liquid deposits. Restricted deposit amounted to $152 as of December 31, 2020 and 2019 and is included in prepaid expenses and other current assets on the statements of financial position.

f.	Property, plant and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants,excluding day-to-day servicing expenses.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Machinery	10 - 15
Office, furniture and equipment	6 - 33
Leasehold improvements	(*)
Project in process- manufacturing plant	(**)

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

(**)	As of December 31, 2020, the manufacturing plant is under validation process and therefore is not yet ready for production. Depreciation of the manufacturing plant will commence upon completion of the validation process.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal.

g.	Research and development costs:

Research expenditures are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate: the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the Company’s ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company’s ability to measure reliably the expenditure attributable to the intangible asset during its development. Since the Company’s development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and therefore, development expenditures are recognized in profit or loss when incurred.

h.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of the carrying amount of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable.

If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years, and its recoverable amount.

During the years ended December 31, 2020, 2019 and 2018, the Company did not recognize any impairment of non-financial assets.

i.	Government investment grants:

Government grants are recognized when there is reasonable assurance that the grants will be received and the Company will comply with the related conditions.

Government grants received from the Israel Innovation Authority (“IIA”) (formerly, the Office of the Chief Scientist in Israel (“OCS”)) are recognized upon receipt as a liability if future economic benefits are expected from the project that will result in royalty-bearing sales. If no such economic benefits are expected, the royalty obligation is treated as a contingent liability in accordance with IAS 37.

At the end of each reporting period, the Company evaluates, based on its best estimate of future sales, whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid and accordingly, no royalties will be required to be paid. If there is such reasonable assurance, the appropriate amount of the liability is derecognized and recorded in profit or loss as a revaluation of research and development expenses.

If the estimate of future sales indicates that there is no such reasonable assurance, the appropriate amount of the liability that reflects expected future royalty payments is recognized with a corresponding adjustment to financial expenses or income. Changes in the amount of liability as a result of changes in the future royalty payments is recognized with a corresponding adjustment to research and development expense. As of December 31, 2020 and 2019, the Company has determined that future economic benefits are expected from its research and development projects and recorded a liability for its entire contingent obligation to the IIA.

Grants received from the IIA which are recognized as a liability are accounted for as forgivable loans, in accordance with IAS 20 (Revised), pursuant to the provisions of IFRS 9, “Financial Instruments”. Accordingly, when the liability for the loan is first recognized, it is measured at fair value using a discount rate that reflects a market rate of interest which in the Company’s case was determined to be 20%, 30% and 28% for 2020, 2019 and 2018, respectively. The difference between the amount of the grants received and the fair value of the liability is accounted for upon recognition of the liability as a government grant and recognized as a reduction of research and development expenses.

For the years ended December 31, 2020, 2019 and 2018, no royalties were paid with respect to grants received from the IIA. Payments will be treated as a reduction of the liability.

Grants of $1,108, $871 and $2,425 were approved during 2020, 2019 and 2018, respectively. Grant receivable is $103 and $7 as of December 31, 2020 and 2019, respectively, and is included in prepaid expenses and other current assets in the statements of financial position.

j.	Provisions:

A provision in accordance with IAS 37 is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

k.	Share-based payment transactions:

The Company’s employees and other service providers are entitled to remuneration in the form of equity-settled share-based payment transactions.

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model.

With respect to other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments. In cases where the fair value of the goods or services received as consideration of equity instruments cannot be measured, it is measured by reference to the fair value of the equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, during the period which the performance and/or service conditions are to be satisfied, ending on the date on which the relevant employees become fully entitled to the award (the “Vesting Period”).

No expense is recognized for awards that do not ultimately vest.

l.	Deferred taxes:

Deferred taxes are recordedusing the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax assets are recognized for all deductible temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and unused tax losses can be utilized.

Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it becomes probable that future taxable profits will enable the deferred tax asset to be recovered.

m.	Employee benefit liabilities:

The Company has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled entirely before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered.

2.	Post-employment benefits:

The plan is normally financed by contributions to insurance companies and classified as a defined benefit plan.

The Company operates a defined benefit plan in respect of severance pay pursuant to the Severance Pay Law, 1963 (the “Law”). According to the Law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employment is measured using the projected unit credit method. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds that are linked to the Consumer Price Index with a term that is consistent with the estimated term of the severance pay obligation.

In respect of its severance pay obligation to certain of its employees, the Company makes current deposits in pension funds and insurance companies (the “Plan Assets”). Plan Assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan Assets are not available to the Company’s creditors and cannot be returned directly to the Company.

Actuarial gains and losses are recognized in other comprehensive income or loss retrospectively in the period in which they occur.

n.	Financial instruments:

1.	Investment in marketable securities:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Company’s business model for managing financial assets; and

-	The contractual cash flow terms of the financial asset.

The Company measured all of its marketable securities at fair value through other comprehensive income or loss.

Debt instruments are measured at fair value through other comprehensive income when:

The Company’s business model is to hold the financial assets in order to both collect their contractual cash flows and to sell the financial assets, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, the instruments in this category are measured at fair value. Gains or losses from fair value adjustments, excluding interest and exchange rate differences, are recognized in other comprehensive income or loss. The Company evaluates the loss allowance for financial debt instruments at the end of each reporting period .

Marketable securities as of December 31, 2019, includes corporate and government debentures with no significant premium or discount. The investment in marketable securities, which are measured at fair value through other comprehensive income or loss is considered Level 2 measurement. The Company has realized its entire marketable securities investment portfolio during the year ended December 31, 2020.

2.	Financial liabilities:

Financial liabilities are recognized initially at fair value and, in the case of loans,borrowings and payables, net of directly attributed transaction costs. The Company’s financial liabilities include trade and other payables and warrants to shareholders.

Warrants to shareholders can be exercised to a variable number of shares and therefore, such warrants are recorded as a financial liability and are measured at each balance sheet date at fair value. Gains or losses are recognized in profit or loss.

a)	Derecognition:

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expired.

b)	Offsetting of financial instruments:

Financial assets and financial liabilities are offset and the net amount is reported in the statements of financial position if there is enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis and realize the assets and settle the liabilities simultaneously.

3.	Fair value:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy.

The carrying amounts of cash and cash equivalents, marketable securities, other receivables, short-term deposits, prepaid expenses and other current assets, trade payables,accrued expenses and other payables approximate their fair value due to the short-term maturity of such instruments. Regarding fair value of the liability to the IIA, refer to note 2i above.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	—	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	—	inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.

Level 3	—	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

U.S. dollars in thousands (except share and per share data)

o.	Leases:

The Company assesses at contract inception whether a contract is, or contains, a lease i.e.. if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

1.	Right-of-use assets:

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.

The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use asset is depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of- use assets are subject to impairment pursuant to the provision of International Accounting Standard 36 - Impairment of Assets.

2.

Short-term deposits and restricted deposits
Short-term deposits and restricted deposits:

Short-term deposits are bank deposits with an original maturity of more than three months from the date of investment and which do not meet the definition of cash equivalents. The deposits are presented according to their terms of deposit.

Restricted deposit is primarily invested in highly liquid deposits. Restricted deposit amounted to $152 as of December 31, 2020 and 2019 and is included in prepaid expenses and other current assets on the statements of financial position.

f.

Property and equipment
Property, plant and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants,excluding day-to-day servicing expenses.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Machinery	10 - 15
Office, furniture and equipment	6 - 33
Leasehold improvements	(*)
Project in process- manufacturing plant	(**)

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

(**)	As of December 31, 2020, the manufacturing plant is under validation process and therefore is not yet ready for production. Depreciation of the manufacturing plant will commence upon completion of the validation process.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal.

g.

Research and development costs
Research and development costs:

Research expenditures are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate: the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the Company’s ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company’s ability to measure reliably the expenditure attributable to the intangible asset during its development. Since the Company’s development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and therefore, development expenditures are recognized in profit or loss when incurred.

h.

Impairment of non-financial assets
Impairment of non-financial assets:

The Company evaluates the need to record an impairment of the carrying amount of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable.

If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years, and its recoverable amount.

During the years ended December 31, 2020, 2019 and 2018, the Company did not recognize any impairment of non-financial assets.

i.

Government investment grants
Government investment grants:

Government grants are recognized when there is reasonable assurance that the grants will be received and the Company will comply with the related conditions.

Government grants received from the Israel Innovation Authority (“IIA”) (formerly, the Office of the Chief Scientist in Israel (“OCS”)) are recognized upon receipt as a liability if future economic benefits are expected from the project that will result in royalty-bearing sales. If no such economic benefits are expected, the royalty obligation is treated as a contingent liability in accordance with IAS 37.

At the end of each reporting period, the Company evaluates, based on its best estimate of future sales, whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid and accordingly, no royalties will be required to be paid. If there is such reasonable assurance, the appropriate amount of the liability is derecognized and recorded in profit or loss as a revaluation of research and development expenses.

If the estimate of future sales indicates that there is no such reasonable assurance, the appropriate amount of the liability that reflects expected future royalty payments is recognized with a corresponding adjustment to financial expenses or income. Changes in the amount of liability as a result of changes in the future royalty payments is recognized with a corresponding adjustment to research and development expense. As of December 31, 2020 and 2019, the Company has determined that future economic benefits are expected from its research and development projects and recorded a liability for its entire contingent obligation to the IIA.

Grants received from the IIA which are recognized as a liability are accounted for as forgivable loans, in accordance with IAS 20 (Revised), pursuant to the provisions of IFRS 9, “Financial Instruments”. Accordingly, when the liability for the loan is first recognized, it is measured at fair value using a discount rate that reflects a market rate of interest which in the Company’s case was determined to be 20%, 30% and 28% for 2020, 2019 and 2018, respectively. The difference between the amount of the grants received and the fair value of the liability is accounted for upon recognition of the liability as a government grant and recognized as a reduction of research and development expenses.

For the years ended December 31, 2020, 2019 and 2018, no royalties were paid with respect to grants received from the IIA. Payments will be treated as a reduction of the liability.

Grants of $1,108, $871 and $2,425 were approved during 2020, 2019 and 2018, respectively. Grant receivable is $103 and $7 as of December 31, 2020 and 2019, respectively, and is included in prepaid expenses and other current assets in the statements of financial position.

j.

Provisions
Provisions:

A provision in accordance with IAS 37 is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

k.

Share-based payment transactions
Share-based payment transactions:

The Company’s employees and other service providers are entitled to remuneration in the form of equity-settled share-based payment transactions.

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model.

With respect to other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments. In cases where the fair value of the goods or services received as consideration of equity instruments cannot be measured, it is measured by reference to the fair value of the equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, during the period which the performance and/or service conditions are to be satisfied, ending on the date on which the relevant employees become fully entitled to the award (the “Vesting Period”).

No expense is recognized for awards that do not ultimately vest.

l.	Deferred taxes:

Deferred taxes are recordedusing the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax assets are recognized for all deductible temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and unused tax losses can be utilized.

Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it becomes probable that future taxable profits will enable the deferred tax asset to be recovered.

m.

Financial instruments
l.	Deferred taxes:

Deferred taxes are recordedusing the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax assets are recognized for all deductible temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and unused tax losses can be utilized.

Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it becomes probable that future taxable profits will enable the deferred tax asset to be recovered.

m.	Employee benefit liabilities:

The Company has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled entirely before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered.

2.	Post-employment benefits:

The plan is normally financed by contributions to insurance companies and classified as a defined benefit plan.

The Company operates a defined benefit plan in respect of severance pay pursuant to the Severance Pay Law, 1963 (the “Law”). According to the Law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employment is measured using the projected unit credit method. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds that are linked to the Consumer Price Index with a term that is consistent with the estimated term of the severance pay obligation.

In respect of its severance pay obligation to certain of its employees, the Company makes current deposits in pension funds and insurance companies (the “Plan Assets”). Plan Assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan Assets are not available to the Company’s creditors and cannot be returned directly to the Company.

Actuarial gains and losses are recognized in other comprehensive income or loss retrospectively in the period in which they occur.

n.	Financial instruments:

1.	Investment in marketable securities:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Company’s business model for managing financial assets; and

-	The contractual cash flow terms of the financial asset.

The Company measured all of its marketable securities at fair value through other comprehensive income or loss.

Debt instruments are measured at fair value through other comprehensive income when:

The Company’s business model is to hold the financial assets in order to both collect their contractual cash flows and to sell the financial assets, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, the instruments in this category are measured at fair value. Gains or losses from fair value adjustments, excluding interest and exchange rate differences, are recognized in other comprehensive income or loss. The Company evaluates the loss allowance for financial debt instruments at the end of each reporting period .

Marketable securities as of December 31, 2019, includes corporate and government debentures with no significant premium or discount. The investment in marketable securities, which are measured at fair value through other comprehensive income or loss is considered Level 2 measurement. The Company has realized its entire marketable securities investment portfolio during the year ended December 31, 2020.

2.	Financial liabilities:

Financial liabilities are recognized initially at fair value and, in the case of loans,borrowings and payables, net of directly attributed transaction costs. The Company’s financial liabilities include trade and other payables and warrants to shareholders.

Warrants to shareholders can be exercised to a variable number of shares and therefore, such warrants are recorded as a financial liability and are measured at each balance sheet date at fair value. Gains or losses are recognized in profit or loss.

a)	Derecognition:

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expired.

b)	Offsetting of financial instruments:

Financial assets and financial liabilities are offset and the net amount is reported in the statements of financial position if there is enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis and realize the assets and settle the liabilities simultaneously.

3.	Fair value:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy.

The carrying amounts of cash and cash equivalents, marketable securities, other receivables, short-term deposits, prepaid expenses and other current assets, trade payables,accrued expenses and other payables approximate their fair value due to the short-term maturity of such instruments. Regarding fair value of the liability to the IIA, refer to note 2i above.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	—	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	—	inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.

Level 3	—	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

U.S. dollars in thousands (except share and per share data)

o.	Leases:

The Company assesses at contract inception whether a contract is, or contains, a lease i.e.. if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

1.	Right-of-use assets:

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.

The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use asset is depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of- use assets are subject to impairment pursuant to the provision of International Accounting Standard 36 - Impairment of Assets.

2.

Employee benefit liabilities
l.	Deferred taxes:

Deferred taxes are recordedusing the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax assets are recognized for all deductible temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and unused tax losses can be utilized.

Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it becomes probable that future taxable profits will enable the deferred tax asset to be recovered.

m.	Employee benefit liabilities:

The Company has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled entirely before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered.

2.	Post-employment benefits:

The plan is normally financed by contributions to insurance companies and classified as a defined benefit plan.

The Company operates a defined benefit plan in respect of severance pay pursuant to the Severance Pay Law, 1963 (the “Law”). According to the Law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employment is measured using the projected unit credit method. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds that are linked to the Consumer Price Index with a term that is consistent with the estimated term of the severance pay obligation.

In respect of its severance pay obligation to certain of its employees, the Company makes current deposits in pension funds and insurance companies (the “Plan Assets”). Plan Assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan Assets are not available to the Company’s creditors and cannot be returned directly to the Company.

Actuarial gains and losses are recognized in other comprehensive income or loss retrospectively in the period in which they occur.

n.	Financial instruments:

1.	Investment in marketable securities:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Company’s business model for managing financial assets; and

-	The contractual cash flow terms of the financial asset.

The Company measured all of its marketable securities at fair value through other comprehensive income or loss.

Debt instruments are measured at fair value through other comprehensive income when:

The Company’s business model is to hold the financial assets in order to both collect their contractual cash flows and to sell the financial assets, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, the instruments in this category are measured at fair value. Gains or losses from fair value adjustments, excluding interest and exchange rate differences, are recognized in other comprehensive income or loss. The Company evaluates the loss allowance for financial debt instruments at the end of each reporting period .

Marketable securities as of December 31, 2019, includes corporate and government debentures with no significant premium or discount. The investment in marketable securities, which are measured at fair value through other comprehensive income or loss is considered Level 2 measurement. The Company has realized its entire marketable securities investment portfolio during the year ended December 31, 2020.

2.	Financial liabilities:

Financial liabilities are recognized initially at fair value and, in the case of loans,borrowings and payables, net of directly attributed transaction costs. The Company’s financial liabilities include trade and other payables and warrants to shareholders.

Warrants to shareholders can be exercised to a variable number of shares and therefore, such warrants are recorded as a financial liability and are measured at each balance sheet date at fair value. Gains or losses are recognized in profit or loss.

a)	Derecognition:

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expired.

b)	Offsetting of financial instruments:

Financial assets and financial liabilities are offset and the net amount is reported in the statements of financial position if there is enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis and realize the assets and settle the liabilities simultaneously.

3.	Fair value:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy.

The carrying amounts of cash and cash equivalents, marketable securities, other receivables, short-term deposits, prepaid expenses and other current assets, trade payables,accrued expenses and other payables approximate their fair value due to the short-term maturity of such instruments. Regarding fair value of the liability to the IIA, refer to note 2i above.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	—	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	—	inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.

Level 3	—	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

U.S. dollars in thousands (except share and per share data)

o.	Leases:

The Company assesses at contract inception whether a contract is, or contains, a lease i.e.. if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

1.	Right-of-use assets:

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.

The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use asset is depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of- use assets are subject to impairment pursuant to the provision of International Accounting Standard 36 - Impairment of Assets.

2.

Leases
l.	Deferred taxes:

Deferred taxes are recordedusing the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax assets are recognized for all deductible temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and unused tax losses can be utilized.

Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it becomes probable that future taxable profits will enable the deferred tax asset to be recovered.

m.	Employee benefit liabilities:

The Company has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled entirely before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered.

2.	Post-employment benefits:

The plan is normally financed by contributions to insurance companies and classified as a defined benefit plan.

The Company operates a defined benefit plan in respect of severance pay pursuant to the Severance Pay Law, 1963 (the “Law”). According to the Law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employment is measured using the projected unit credit method. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds that are linked to the Consumer Price Index with a term that is consistent with the estimated term of the severance pay obligation.

In respect of its severance pay obligation to certain of its employees, the Company makes current deposits in pension funds and insurance companies (the “Plan Assets”). Plan Assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan Assets are not available to the Company’s creditors and cannot be returned directly to the Company.

Actuarial gains and losses are recognized in other comprehensive income or loss retrospectively in the period in which they occur.

n.	Financial instruments:

1.	Investment in marketable securities:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Company’s business model for managing financial assets; and

-	The contractual cash flow terms of the financial asset.

The Company measured all of its marketable securities at fair value through other comprehensive income or loss.

Debt instruments are measured at fair value through other comprehensive income when:

The Company’s business model is to hold the financial assets in order to both collect their contractual cash flows and to sell the financial assets, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, the instruments in this category are measured at fair value. Gains or losses from fair value adjustments, excluding interest and exchange rate differences, are recognized in other comprehensive income or loss. The Company evaluates the loss allowance for financial debt instruments at the end of each reporting period .

Marketable securities as of December 31, 2019, includes corporate and government debentures with no significant premium or discount. The investment in marketable securities, which are measured at fair value through other comprehensive income or loss is considered Level 2 measurement. The Company has realized its entire marketable securities investment portfolio during the year ended December 31, 2020.

2.	Financial liabilities:

Financial liabilities are recognized initially at fair value and, in the case of loans,borrowings and payables, net of directly attributed transaction costs. The Company’s financial liabilities include trade and other payables and warrants to shareholders.

Warrants to shareholders can be exercised to a variable number of shares and therefore, such warrants are recorded as a financial liability and are measured at each balance sheet date at fair value. Gains or losses are recognized in profit or loss.

a)	Derecognition:

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expired.

b)	Offsetting of financial instruments:

Financial assets and financial liabilities are offset and the net amount is reported in the statements of financial position if there is enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis and realize the assets and settle the liabilities simultaneously.

3.	Fair value:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy.

The carrying amounts of cash and cash equivalents, marketable securities, other receivables, short-term deposits, prepaid expenses and other current assets, trade payables,accrued expenses and other payables approximate their fair value due to the short-term maturity of such instruments. Regarding fair value of the liability to the IIA, refer to note 2i above.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	—	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	—	inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.

Level 3	—	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

U.S. dollars in thousands (except share and per share data)

o.	Leases:

The Company assesses at contract inception whether a contract is, or contains, a lease i.e.. if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

1.	Right-of-use assets:

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.

The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use asset is depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of- use assets are subject to impairment pursuant to the provision of International Accounting Standard 36 - Impairment of Assets.

2.	Lease liabilities:

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company’s incremental borrowing rate. The lease payments include fixed payments (including in -substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company’s intention to exercise the option to terminate.

Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

After the commencement date, the Company measures the lease liability using the effective interest rate method.

Deferred tax
Deferred taxes:

Deferred taxes are recordedusing the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax assets are recognized for all deductible temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and unused tax losses can be utilized.

Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it becomes probable that future taxable profits will enable the deferred tax asset to be recovered.

m.	Employee benefit liabilities:

The Company has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled entirely before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered.

2.	Post-employment benefits:

The plan is normally financed by contributions to insurance companies and classified as a defined benefit plan.

The Company operates a defined benefit plan in respect of severance pay pursuant to the Severance Pay Law, 1963 (the “Law”). According to the Law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employment is measured using the projected unit credit method. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds that are linked to the Consumer Price Index with a term that is consistent with the estimated term of the severance pay obligation.

In respect of its severance pay obligation to certain of its employees, the Company makes current deposits in pension funds and insurance companies (the “Plan Assets”). Plan Assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan Assets are not available to the Company’s creditors and cannot be returned directly to the Company.

Actuarial gains and losses are recognized in other comprehensive income or loss retrospectively in the period in which they occur.

n.	Financial instruments:

1.	Investment in marketable securities:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Company’s business model for managing financial assets; and

-	The contractual cash flow terms of the financial asset.

The Company measured all of its marketable securities at fair value through other comprehensive income or loss.

Debt instruments are measured at fair value through other comprehensive income when:

The Company’s business model is to hold the financial assets in order to both collect their contractual cash flows and to sell the financial assets, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, the instruments in this category are measured at fair value. Gains or losses from fair value adjustments, excluding interest and exchange rate differences, are recognized in other comprehensive income or loss. The Company evaluates the loss allowance for financial debt instruments at the end of each reporting period .

Marketable securities as of December 31, 2019, includes corporate and government debentures with no significant premium or discount. The investment in marketable securities, which are measured at fair value through other comprehensive income or loss is considered Level 2 measurement. The Company has realized its entire marketable securities investment portfolio during the year ended December 31, 2020.

2.	Financial liabilities:

Financial liabilities are recognized initially at fair value and, in the case of loans,borrowings and payables, net of directly attributed transaction costs. The Company’s financial liabilities include trade and other payables and warrants to shareholders.

Warrants to shareholders can be exercised to a variable number of shares and therefore, such warrants are recorded as a financial liability and are measured at each balance sheet date at fair value. Gains or losses are recognized in profit or loss.

a)	Derecognition:

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expired.

b)	Offsetting of financial instruments:

Financial assets and financial liabilities are offset and the net amount is reported in the statements of financial position if there is enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis and realize the assets and settle the liabilities simultaneously.

3.	Fair value:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy.

The carrying amounts of cash and cash equivalents, marketable securities, other receivables, short-term deposits, prepaid expenses and other current assets, trade payables,accrued expenses and other payables approximate their fair value due to the short-term maturity of such instruments. Regarding fair value of the liability to the IIA, refer to note 2i above.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	—	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	—	inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.

Level 3	—	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

U.S. dollars in thousands (except share and per share data)

o.	Leases:

The Company assesses at contract inception whether a contract is, or contains, a lease i.e.. if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

1.	Right-of-use assets:

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.

The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use asset is depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of- use assets are subject to impairment pursuant to the provision of International Accounting Standard 36 - Impairment of Assets.

2.

New and amended standards and interpretations
r.	New and amended standards and interpretations

The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after 1 January 2020. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Amendments to IAS 1 and IAS 8 Definition of Material

The amendments provide a new definition of material that states, “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with other information, in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. These amendments had no impact on the consolidated financial statements, nor is there expected to be any future impact on the Company.

Amendments to IFRS 16 Covid-19 Related Rent Concessions

On May 28, 2020, the IASB issued Covid-19-Related Rent Concessions - amendment to IFRS 16 Leases. The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the Covid-19 related rent concession the same way it would account for the change under IFRS 16, if the change were not a lease modification. The amendment applies to annual reporting periods beginning on or after 1 June 2020. Earlier application is permitted. This amendment had no impact on the consolidated financial statements of the Company.